GOODWILL AND ACQUISITION INTANGIBLES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Total	$ 429	$ 547
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
2016	117
2017	117
2018	117
2019	78
Total	$ 429